RESTRUCTURING ACTIVITIES (Tables)	12 Months Ended
Jul. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The table below presents restructuring charges classified in Selling, general and administrative expense by type of cost for the fiscal year ended July 31, 2021:

(in thousands)	Total
Employee termination costs	$1,720
Contractual obligations	35
Total restructuring charges	$1,755

Changes to the restructuring liability during the fiscal year ended July 31, 2021 were as follows:

(in thousands)	Employee Termination Costs	Contractual Obligations	Restructuring Liability
Balance as of July 31, 2020	$41	$—	$41
Costs incurred	2,124	37	2,161
Cash payments	(706)	(35)	(741)
Change in estimates	(404)	(2)	(406)
Balance as of July 31, 2021	$1,055	$—	$1,055